Eaton Vance

California Municipal Opportunities Fund

June 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 100.2%

Security	Principal Amount (000’s omitted)	Value
Education — 5.9%
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	$1,000	$1,059,720
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	2,925,890
California Enterprise Development Authority, (The Thacher School), 4.00%, 9/1/32	425	498,933
California Enterprise Development Authority, (The Thacher School), 4.00%, 9/1/34	400	460,684
California Enterprise Development Authority, (The Thacher School), 4.00%, 9/1/37	690	777,582
California Enterprise Development Authority, (The Thacher School), 4.00%, 9/1/39	750	839,542
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	990,982
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,038,826
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/28(1)	380	463,991
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/38(1)	2,500	2,920,775
California State University, 5.25%, 11/1/31	1,465	1,597,407
University of California, 5.00%, 5/15/35	4,215	5,046,872

		$18,621,204

Electric Utilities — 4.1%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$895	$898,222
Glendale, Electric System Revenue, 5.00%, 2/1/38	1,005	1,176,664
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,080	1,166,400
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,455	1,570,440
Southern California Public Power Authority, (Canyon Power Project), 2.15%, (SIFMA + 0.25%), 5/1/21 (Put Date), 7/1/40(2)	5,000	4,992,250
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,235,211
Vernon, Electric System Revenue, 5.125%, 8/1/21	800	802,840

		$12,842,027

Escrowed/Prerefunded — 0.1%
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	$365	$366,150

		$366,150

General Obligations — 29.2%
Beverly Hills Unified School District, (Election of 2018), 4.00%, 8/1/31	$4,335	$5,084,695
California, 2.15%, (SIFMA + 0.25%), 5/1/21 (Put Date), 5/1/33(2)	4,200	4,198,110
California, 2.33%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(2)	3,000	3,010,260
California, 5.50%, 11/1/35	2,500	2,636,250
Chico Unified School District, (Election of 2016), 4.00%, 8/1/33	550	627,753
Chico Unified School District, (Election of 2016), 4.00%, 8/1/34	650	736,073
Chico Unified School District, (Election of 2016), 4.00%, 8/1/35	680	764,857
Desert Community College District, 5.00%, 8/1/37	7,395	8,756,641
Gilroy Unified School District, (Elections of 2008 and 2016), 4.00%, 8/1/30	245	286,760
Gilroy Unified School District, (Elections of 2008 and 2016), 4.00%, 8/1/33	620	706,168
Gilroy Unified School District, (Elections of 2008 and 2016), 4.00%, 8/1/34	635	718,083
Gilroy Unified School District, (Elections of 2008 and 2016), 4.00%, 8/1/35	655	735,198
Gilroy Unified School District, (Elections of 2008 and 2016), 4.00%, 8/1/37	500	555,735

Security	Principal Amount (000’s omitted)	Value
Hollister School District, (Election of 2016), 4.00%, 9/1/32	$625	$707,987
Hollister School District, (Election of 2016), 4.00%, 9/1/37	500	550,190
Hollister School District, (Election of 2016), 4.00%, 9/1/38	550	601,590
Los Angeles Community College District, (Election of 2008), 4.00%, 8/1/37	3,000	3,231,570
Los Rios Community College District, 4.00%, 8/1/35	500	564,360
Los Rios Community College District, (Election of 2008), 4.00%, 8/1/33	250	285,743
Los Rios Community College District, (Election of 2008), 4.00%, 8/1/34	250	283,898
Los Rios Community College District, (Election of 2008), 4.00%, 8/1/35	165	186,239
Los Rios Community College District, (Election of 2008), 4.00%, 8/1/37	500	558,455
Los Rios Community College District, (Election of 2008), 4.00%, 8/1/38	550	611,061
Los Rios Community College District, (Election of 2008), 5.00%, 8/1/31	115	143,832
Los Rios Community College District, (Election of 2008), 5.00%, 8/1/32	125	155,725
Mariposa County Unified School District, (Election of 2016), 5.00%, 8/1/40	1,315	1,561,760
Mariposa County Unified School District, (Election of 2016), 5.00%, 8/1/43	1,265	1,497,735
Mt. San Antonio Community College District, (Election of 2008), 5.00%, 6/1/33	750	886,297
North Orange County Community College District, (Election of 2014), 4.00%, 8/1/33	300	353,349
Oceanside Unified School District, (Election of 2008), 4.00%, 8/1/31(3)	250	288,540
Oceanside Unified School District, (Election of 2008), 4.00%, 8/1/32(3)	350	400,649
Oceanside Unified School District, (Election of 2008), 4.00%, 8/1/33(3)	580	659,686
Ohlone Community College District, (Election of 2010), 4.00%, 8/1/32	225	256,520
Ohlone Community College District, (Election of 2010), 4.00%, 8/1/37	510	564,606
Old Adobe Union School District, (Election of 2018), 5.00%, 8/1/44	1,860	2,174,266
Oxnard Union High School District, (Election of 2018), 4.00%, 8/1/38	1,000	1,095,720
Oxnard Union High School District, (Election of 2018), 5.00%, 8/1/35	1,805	2,163,617
Pittsburg Unified School District, (Election of 2014), 5.00%, 8/1/40	1,235	1,462,289
Pittsburg Unified School District, (Election of 2014), 5.00%, 8/1/42	1,545	1,824,815
Placentia-Yorba Linda Unified School District, 4.00%, 8/1/33	2,000	2,327,920
San Diego Community College District, 4.00%, 8/1/34	5,000	5,652,850
San Jose Unified School District, (Election of 2012), 4.00%, 8/1/32(3)	1,000	1,189,090
San Jose Unified School District, (Election of 2012), 4.00%, 8/1/34(3)	350	407,841
San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/36	3,550	4,264,899
San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/37	1,835	2,198,128
Santa Clara County, (Election of 2008), 4.00%, 8/1/34	2,105	2,415,635
Santa Clara County, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(4)	5,400	5,416,902
Santa Clara Unified School District, (Election of 2018), 4.00%, 7/1/28	6,000	7,083,060
Santa Maria-Bonita School District, (Election 2014), 5.00%, 8/1/29	250	315,030
Santa Maria-Bonita School District, (Election 2014), 5.00%, 8/1/30	285	356,692
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/34	200	247,046
Sierra Joint Community College District, (Election of 2018), 4.00%, 8/1/34	535	614,244
Simi Valley Unified School District, (Election of 2016), 4.00%, 8/1/31	165	192,720
Simi Valley Unified School District, (Election of 2016), 4.00%, 8/1/32	200	231,036
Simi Valley Unified School District, (Election of 2016), 4.00%, 8/1/33	175	199,880
Simi Valley Unified School District, (Election of 2016), 5.00%, 8/1/42	1,875	2,243,081
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/33	500	607,420
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/36	1,000	1,199,180
Vista Unified School District, (Election of 2018), 5.00%, 8/1/28	160	208,634
Vista Unified School District, (Election of 2018), 5.00%, 8/1/30	150	196,644
Vista Unified School District, (Election of 2018), 5.00%, 8/1/31	185	240,335
Vista Unified School District, (Election of 2018), 5.00%, 8/1/32	225	289,960
Vista Unified School District, (Election of 2018), 5.00%, 8/1/33	300	383,070
Westminster School District, (Election of 2016), 5.00%, 8/1/38	400	477,240

Security	Principal Amount (000’s omitted)	Value
Westminster School District, (Election of 2016), 5.00%, 8/1/39	$585	$696,530
Westminster School District, (Election of 2016), 5.00%, 8/1/42	1,000	1,184,710

		$92,726,859

Hospital — 10.1%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$3,755	$3,988,298
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	735	812,594
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,157,594
California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	4,100	4,634,763
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,691,295
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,505,040
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/41	4,985	5,769,240
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/24	800	921,584
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/26	500	595,255
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	165	187,400
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	105	118,448
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	168,353
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	229,668
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2017A, 5.00%, 11/1/25	800	937,984
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	425	485,911
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	524,790
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	2,000	2,333,220
Oroville, (Oroville Hospital), 5.25%, 4/1/49	4,000	4,618,600
Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,285,186

		$31,965,223

Housing — 1.7%
Independent Cities Finance Authority, (Union City Tropics), 3.25%, 5/15/39	$2,900	$2,919,459
Independent Cities Finance Authority, (Union City Tropics), 5.00%, 5/15/48	2,000	2,345,040

		$5,264,499

Industrial Development Revenue — 0.8%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 11/1/38	$2,500	$2,570,775

		$2,570,775

Insured-Electric Utilities — 1.5%
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/23	$125	$126,389
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	1,500	1,570,590
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	2,100	2,280,516
Puerto Rico Electric Power Authority, (NPFG), Series QQ, 5.00%, 7/1/22	180	182,070
Puerto Rico Electric Power Authority, (NPFG), Series RR, 5.00%, 7/1/22	140	141,610
Puerto Rico Electric Power Authority, (NPFG), Series RR, 5.00%, 7/1/24	300	303,216
Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/24	130	131,393

		$4,735,784

Insured-General Obligations — 4.9%
Compton Community College District, (Election of 2014), (BAM), 5.00%, 8/1/36	$1,690	$2,004,526
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/33	710	848,961
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/34	825	982,113

Security	Principal Amount (000’s omitted)	Value
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/35	$955	$1,133,633
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/36	1,015	1,200,247
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/37	1,135	1,338,256
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/38	1,175	1,382,411
Galt Joint Union High School District, (Election of 2016), (BAM), 5.00%, 8/1/37	500	589,540
Galt Joint Union High School District, (Election of 2016), (BAM), 5.00%, 8/1/38	500	588,260
Galt Joint Union High School District, (Election of 2016), (BAM), 5.00%, 8/1/43	1,000	1,169,670
Robla School District, (Election of 2018), (AGM), 4.00%, 8/1/32	700	799,057
Robla School District, (Election of 2018), (AGM), 4.00%, 8/1/33	500	566,710
Robla School District, (Election of 2018), (AGM), 4.00%, 8/1/34	500	563,445
Robla School District, (Election of 2018), (AGM), 4.00%, 8/1/36	500	556,035
Robla School District, (Election of 2018), (AGM), 4.00%, 8/1/39	620	681,975
San Leandro Unified School District, (Election of 2016), (BAM), 5.00%, 8/1/38	1,000	1,215,960

		$15,620,799

Insured-Solid Waste — 0.4%
South Bayside Waste Management Authority, (Shoreway Environmental Center), Green Bonds, (AGM), (AMT), 5.00%, 9/1/29(3)	$1,000	$1,273,300

		$1,273,300

Insured-Special Tax Revenue — 2.3%
Azusa Community Facilities District No. 2005-1, (Rosedale), (BAM), 5.00%, 9/1/32	$635	$790,702
Azusa Community Facilities District No. 2005-1, (Rosedale), (BAM), 5.00%, 9/1/33	1,650	2,044,812
Lake Elsinore School Financing Authority, (BAM), 5.00%, 10/1/36	1,570	1,972,925
Lake Elsinore School Financing Authority, (BAM), 5.00%, 10/1/37	845	1,057,847
Successor Agency to San Francisco City and County Redevelopment Agency, (NPFG), 5.00%, 8/1/41	1,320	1,528,111

		$7,394,397

Insured-Transportation — 2.4%
Alameda Corridor Transportation Authority, (AGM), 5.00%, 10/1/37	$5,075	$5,949,372
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	1,800	1,619,604

		$7,568,976

Other Revenue — 2.2%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/33	$1,740	$1,978,502
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/34	1,290	1,463,285
California Infrastructure and Economic Development Bank, (California Academy of Sciences), 2.061%, (70% of 1 mo. USD LIBOR + 0.38%), 8/1/21 (Put Date), 8/1/47(2)	2,500	2,500,375
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.908%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 4/1/38(2)	700	699,006
Morongo Band of Mission Indians, 5.00%, 10/1/42(1)	440	490,072

		$7,131,240

Senior Living/Life Care — 1.9%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$664,612
California Municipal Finance Authority, (Channing House), 5.00%, 5/15/37	250	296,390
California Municipal Finance Authority, (Mt. San Antonio Gardens), 5.00%, 11/15/39(3)	1,000	1,168,970
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	500	565,260
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	500	586,410

Security	Principal Amount (000’s omitted)	Value
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	$780	$908,981
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(1)	1,000	1,019,990
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	813,448

		$6,024,061

Special Tax Revenue — 6.9%
Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	$1,525	$1,743,929
Contra Costa Transportation Authority, Sales Tax Revenue, 1.958%, (70% of 1 mo. USD LIBOR + 0.25%), 9/1/21 (Put Date), 3/1/34(2)	6,000	6,002,340
Irvine, (Reassessment District No. 19-1), 4.00%, 9/2/35(3)	1,170	1,333,449
Irvine, (Reassessment District No. 19-1), 4.00%, 9/2/36(3)	1,000	1,134,550
Irvine, (Reassessment District No. 19-1), 5.00%, 9/2/33(3)	680	859,874
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/30	580	651,908
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/31	465	520,884
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/33	545	607,708
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/35	1,150	1,328,641
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/38	1,000	1,147,530
Irvine Community Facilities District No. 2013-3, (Great Park), Series 2014, 5.00%, 9/1/32	450	503,014
Irvine Community Facilities District No. 2013-3, (Great Park), Series 2014, 5.00%, 9/1/34	360	400,522
Irvine Community Facilities District No. 2013-3, (Great Park), Series 2018, 5.00%, 9/1/32	625	727,856
Irvine Community Facilities District No. 2013-3, (Great Park), Series 2018, 5.00%, 9/1/34	765	885,992
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	561,408
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	515	564,152
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	775	846,323
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/37	1,630	1,906,790

		$21,726,870

Transportation — 16.1%
Alameda Corridor Transportation Authority, 5.00%, 10/1/36	$2,250	$2,607,728
Alameda Corridor Transportation Authority, 5.00%, 10/1/37	2,200	2,542,606
Bay Area Toll Authority, (San Francisco Bay Area), 2.364%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(2)	500	501,025
Burbank-Glendale-Pasadena Airport Authority, (AMT), 5.00%, 7/1/22	1,000	1,102,910
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/36	2,570	3,047,737
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/37	1,025	1,211,735
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	2,000	2,339,800
Long Beach, Harbor Revenue, 5.00%, 5/15/32(3)	1,170	1,506,574
Long Beach, Harbor Revenue, 5.00%, 5/15/33(3)	250	319,545
Long Beach, Harbor Revenue, 5.00%, 5/15/34(3)	255	323,791
Long Beach, Harbor Revenue, (AMT), 5.00%, 5/15/30	500	610,655
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(4)	3,080	3,178,437
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	1,500	1,785,675
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	1,660	1,892,267

Security	Principal Amount (000’s omitted)	Value
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/46	$4,500	$5,186,205
Los Angeles Harbor Department, (AMT), 5.00%, 8/1/21	1,000	1,073,630
San Diego County Regional Airport Authority, (AMT), 5.00%, 7/1/30	1,000	1,226,210
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	3,832,344
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/41	4,905	5,668,267
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	2,465	2,770,019
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/46	2,330	2,678,824
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/37	1,735	2,039,666
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/41	3,000	3,496,620

		$50,942,270

Water and Sewer — 9.7%
California Department of Water Resources, (Central Valley Project), 2.12%, (SIFMA+ 0.22%), 12/1/20 (Put Date), 12/1/35(2)	$3,700	$3,695,412
California Department of Water Resources, (Central Valley Project), 5.00%, 12/1/34	3,850	4,977,049
East Bay Municipal Utility District, Water System Revenue, Green Bonds, 5.00%, 6/1/30	1,000	1,316,330
East Bay Municipal Utility District, Water System Revenue, Green Bonds, 5.00%, 6/1/31	800	1,042,496
East Bay Municipal Utility District, Water System Revenue, Green Bonds, 5.00%, 6/1/33	1,050	1,351,455
East Bay Municipal Utility District, Water System Revenue, Green Bonds, 5.00%, 6/1/39	3,515	4,418,074
Eastern Municipal Water District, Water and Wastewater Revenue, 2.008%, (70% of 1 mo. USD LIBOR + 0.30%), 10/1/21 (Put Date), 7/1/30(2)	2,500	2,496,750
Eastern Municipal Water District, Water and Wastewater Revenue, 2.15%, (SIFMA + 0.25%), 10/1/21 (Put Date), 7/1/46(2)	2,000	1,998,500
Metropolitan Water District of Southern California, 5.00%, 7/1/33	1,750	2,248,330
Metropolitan Water District of Southern California, 5.00%, 7/1/34	1,915	2,448,136
Ross Valley Public Financing Authority, (Ross Valley Sanitary District), 4.00%, 1/1/33(3)	900	1,050,939
Ross Valley Public Financing Authority, (Ross Valley Sanitary District), 4.00%, 1/1/36(3)	1,125	1,283,276
Ross Valley Public Financing Authority, (Ross Valley Sanitary District), 4.00%, 1/1/37(3)	755	856,019
Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/39	500	577,735
San Francisco City and County Public Utilities Commission, Water Revenue, Green Bonds, 5.00%, 11/1/39	890	1,035,729

		$30,796,230

Total Tax-Exempt Municipal Securities — 100.2% (identified cost $304,873,759)		$317,570,664

Taxable Municipal Securities — 3.9%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 0.7%
Fremont Union High School District, 2.33%, 8/1/19	$2,000	$2,000,440

		$2,000,440

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$3,875	$4,191,549

		$4,191,549

Insured-Lease Revenue/Certificates of Participation — 0.3%
Fresno Country, Pension Obligation Bonds, (NPFG), 0.00%, 8/15/20	$1,000	$975,540

		$975,540

Insured-Special Tax Revenue — 0.3%
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.388%, 8/1/22	$955	$986,028

		$986,028

Insured-Transportation — 0.2%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/27	$740	$560,772

		$560,772

Special Tax Revenue — 0.4%
Successor Agency to San Diego Redevelopment Agency, 3.25%, 9/1/22	$250	$258,773
Successor Agency to San Diego Redevelopment Agency, 3.375%, 9/1/23	250	262,215
Successor Agency to San Diego Redevelopment Agency, 3.50%, 9/1/24	250	265,467
Successor Agency to San Diego Redevelopment Agency, 3.625%, 9/1/25	250	268,275
Successor Agency to San Diego Redevelopment Agency, 3.75%, 9/1/26	250	268,635

		$1,323,365

Transportation — 0.7%
San Francisco City and County Airport Commission, (San Francisco International Airport), 2.901%, 5/1/20	$2,300	$2,314,191

		$2,314,191

Total Taxable Municipal Securities — 3.9% (identified cost $11,983,592)		$12,351,885

Corporate Bonds & Notes — 0.7%

Security	Principal Amount (000’s omitted)	Value
Other — 0.7%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,080	$2,332,241

Total Corporate Bonds & Notes — 0.7% (identified cost $2,080,000)		$2,332,241

Total Investments — 104.8% (identified cost $318,937,351)		$332,254,790

Other Assets, Less Liabilities — (4.8)%		$(15,162,700)

Net Assets — 100.0%		$317,092,090

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2019, 11.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 5.5% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2019, the aggregate value of these securities is $7,227,069 or 2.3% of the Fund’s net assets.

(2)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2019.

(3)	When-issued security.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at June 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$317,570,664	$—	$317,570,664
Taxable Municipal Securities	—	12,351,885	—	12,351,885
Corporate Bonds & Notes	—	2,332,241	—	2,332,241
Total Investments	$—	$332,254,790	$—	$332,254,790

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.